Employee Benefit Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plan

Note 15. Employee Benefit Plan

During the years ended December 31, 2022 and 2021, we sponsored a defined contribution 401(k) plan for eligible U.S. employees. Participants in the plan can elect to defer a portion of their eligible compensation, on a pre- or post-tax basis, subject to annual statutory contribution limits. Additionally, in 2021 we began sponsoring a defined contribution Registered Retirement Savings Plan (“RRSP”) for eligible Canadian employees. Participants in the RRSP can elect to defer a portion of their eligible compensation on a pre-tax basis, subject to annual statutory contribution limits. Assets under both plans are held separately from ours in funds under the control of a third-party trustee.

Effective July 1, 2021, we began matching up to six percent of employee contributions under both plans. During the years ended December 31, 2022 and 2021, we incurred expenses of $1,455,004 and $588,612, respectively, related to matching contributions.